Other information - Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information [Line Items]
Interest paid on debt	$ 194,316	$ 111,180	$ 109,272
Interest received	3,737	6,829	8,041
Undrawn credit facility fee paid	619	2,444	2,856
Non-cash transactions:
Dividend reinvestment	22,807	21,785	4,359
Settlement of loans to affiliate on acquisition	38,849	0	0
Capital contribution through settlement of loans to affiliate	0	6,667	0
Issuance of New Warrants (note 4)	67,523	0	0
Offset of swaption against swap liability termination	0	10,852	0
Repayment of debt from sale-leaseback transaction proceeds	0	53,247	0
Arrangement and Transaction Fees Settled in Shares [Member]
Non-cash transactions:
Arrangement and transaction fees settled in shares (note 14)	2,326	4,199	6,393
GCI [Member]
Non-cash transactions:
Settlement of loans to affiliate on acquisition	0	0	107,500
Carrying value of previously held equity in GCI settled on acquisition (note 3)	61,891	0	0
Settlement of GCI transaction fees paid by the Company (note 3)	15,224	0	0
GCI [Member] | Time Charter Contracts [Member]
Non-cash transactions:
Acquisition of time charters through novation from GCI	0	0	16,200
GCI [Member] | Bareboat Charter Contracts [Member]
Non-cash transactions:
Recognition of fair value of bareboat charters	0	0	16,200
Class A Common Shares [Member]
Non-cash transactions:
Issuance of shares on acquisition (note 3)	13,908	0	0
Series D Preferred Shares [Member]
Non-cash transactions:
Issuance of shares on acquisition (note 3)	$ 47,158	$ 0	$ 0